ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12—ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes the general components of accrued expenses and other current liabilities (in millions):

	December 31,	December 31,
	2017	2016
General accrued expenses	$84	$62
Accrued other taxes	19	13
Customer deposits	74	70
Accrued membership-related costs	17	18
Accrued construction costs	15	16
Member deposits	6	7
Accrued expenses and other current liabilities	$215	$186